Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 85.7%
Government National Mortgage Association:
2.0%, 1/1/2051 (a)	199,000,000	208,000,770
2.5%, 1/1/2051 (a)	176,300,000	186,569,475
3.0%, 1/1/2051 (a)	216,700,000	226,562,017
3.0%, with various maturities from 9/15/2042 until 8/20/2050	106,815,909	113,301,639
3.5%, with various maturities from 11/20/2041 until 2/20/2048	288,118,004	314,284,521
4.0%, with various maturities from 8/20/2040 until 12/20/2047	48,206,852	52,241,605
4.25%, with various maturities from 5/15/2041 until 10/15/2041	554,672	592,716
4.49%, with various maturities from 6/15/2041 until 7/15/2041	630,471	688,562
4.5%, with various maturities from 8/15/2039 until 4/15/2041	15,223,527	17,315,962
4.55%, 1/15/2041	843,646	942,349
4.625%, 5/15/2041	212,354	232,490
5.0%, with various maturities from 3/20/2029 until 7/20/2041	28,417,679	31,741,911
5.5%, with various maturities from 1/15/2034 until 6/15/2042	36,390,096	41,404,774
6.0%, with various maturities from 12/15/2022 until 1/15/2039	10,187,263	11,812,150
6.5%, with various maturities from 6/20/2032 until 3/20/2039	6,917,660	8,184,920
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,617,084	1,863,759
7.5%, with various maturities from 6/20/2022 until 8/20/2032	71,121	83,186
Total Government National Mortgage Association (Cost $1,196,368,481)		1,215,822,806
Asset-Backed 20.2%
Automobile Receivables 14.5%
AmeriCredit Automobile Receivables Trust:
"A2", Series 2020-3, 0.42%, 3/18/2024	18,750,000	18,769,851
"C", Series 2019-2, 2.74%, 4/18/2025	2,040,000	2,124,765
"A3", Series 2019-1, 2.97%, 11/20/2023	5,002,519	5,065,909
"D", Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,933,797
Canadian Pacer Auto Receivables Trust, "A3", Series 2019-1A, 144A, 2.8%, 10/19/2023	7,170,000	7,315,191
Flagship Credit Auto Trust:
"A", Series 2020-3, 144A, 0.7%, 4/15/2025	7,387,731	7,395,229
"C", Series 2018-2, 144A, 3.89%, 9/16/2024	11,286,000	11,679,410
Ford Credit Auto Owner Trust, "A2", Series 2020-A, 1.03%, 10/15/2022	1,810,986	1,816,005
GM Financial Automobile Leasing Trust, "A2A", Series 2020-2, 0.71%, 10/20/2022	2,552,305	2,560,460
GM Financial Consumer Automobile Receivables Trust, "A2", Series 2020-1, 1.83%, 1/17/2023	4,154,094	4,170,165
GMF Floorplan Owner Revolving Trust, "B", Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	20,349,120
Hertz Vehicle Financing II LP, "A", Series 2015-3A, 144A, 2.67%, 9/25/2021	1,080,926	1,081,975
Hyundai Auto Lease Securitization Trust, "A2", Series 2020-B, 144A, 0.36%, 1/17/2023	11,000,000	11,011,293
Mercedes-Benz Auto Lease Trust, "A3", Series 2020-B, 0.4%, 11/15/2023	5,000,000	5,010,533
Mercedes-Benz Auto Receivables Trust, "A3", Series 2020-1, 0.55%, 2/18/2025	6,000,000	6,031,027
Nissan Auto Receivables Owner Trust, "A2", Series 2020-A, 1.45%, 12/15/2022	7,095,225	7,131,898
Santander Drive Auto Receivables Trust:
"A2", Series 2020-4, 0.42%, 9/15/2023	15,860,000	15,875,413
"A2", Series 2020-3, 0.46%, 9/15/2023	15,800,000	15,809,486
"A2A", Series 2020-2, 0.62%, 5/15/2023	5,967,693	5,972,578
Santander Retail Auto Lease Trust, "A3", Series 2020-B, 144A, 0.57%, 4/22/2024	18,273,000	18,332,431
Tesla Auto Lease Trust Tesla, "A2", Series 2020-A, 144A, 0.55%, 5/22/2023	3,144,081	3,149,747
United Auto Credit Securitization Trust, "A", Series 2020-1, 144A, 0.85%, 5/10/2022	3,878,079	3,880,219
Volkswagen Auto Loan Enhanced Trust, "A2A", Series 2020-1, 0.93%, 12/20/2022	6,973,850	6,991,473
World Omni Auto Receivables Trust, "A2A", Series 2020-B, 0.55%, 7/17/2023	6,090,000	6,101,253
World Omni Select Auto Trust, "A2", Series 2020-A, 0.47%, 6/17/2024	10,000,000	10,015,740
		205,574,968
Credit Card Receivables 1.0%
World Financial Network Credit Card Master Trust, "A", Series 2018-A, 3.07%, 12/16/2024	14,187,000	14,232,911
Miscellaneous 4.7%
CNH Equipment Trust, "A2", Series 2020-A, 1.08%, 7/17/2023	4,016,193	4,029,892
Dell Equipment Finance Trust:
"A2", Series 2020-2, 144A, 0.47%, 10/24/2022	5,833,000	5,843,461
"A1", Series 2020-1, 144A, 1.983%, 5/21/2021	860,459	861,258
HPEFS Equipment Trust, "A2", Series 2020-2A, 144A, 0.65%, 7/22/2030	29,230,000	29,287,425
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	9,069,787	9,411,530
Transportation Finance Equipment Trust, "A2", Series 2019-1, 144A, 1.9%, 1/24/2022	2,406,472	2,415,793
Verizon Owner Trust:
"A1B", Series 2018-1A, 144A, 1-month USD-LIBOR + 0.260%, 0.412% *, 9/20/2022	4,699,883	4,701,930
"A1A", Series 2018-A, 3.23%, 4/20/2023	9,367,409	9,491,758
		66,043,047
Total Asset-Backed (Cost $283,581,610)		285,850,926
Commercial Mortgage-Backed Securities 0.3%
FHLMC Multifamily Structured Pass-Through Certificates, "X1P", Series KL05, Interest Only, 0.892% *, 6/25/2029 (Cost $4,315,767)	64,800,000	4,320,255
Collateralized Mortgage Obligations 20.5%
Chase Home Lending Mortgage Trust, "A11", Series 2019-ATR1, 144A, 1-month USD-LIBOR + 0.950%, 1.098% *, 4/25/2049	4,760,972	4,780,377
Federal Home Loan Mortgage Corp.:
"CZ", Series 4113, 3.0%, 9/15/2042	4,003,698	4,168,464
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	10,751,777	1,378,449
"UZ", Series 4339, 4.0%, 2/15/2054	2,104,728	2,126,753
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	16,823,650	2,850,517
"MK", Series 2996, 5.5%, 6/15/2035	7,789,040	8,965,997
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	7,988,348	1,603,018
Federal National Mortgage Association:
"FE", Series 2018-94, 1-month USD-LIBOR + 0.400%, 0.548% *, 1/25/2049	2,345,855	2,359,808
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,241,975
"LZ", Series 2013-6, 3.5%, 2/25/2043	966,640	1,076,191
"4", Series 406, Interest Only, 4.0%, 9/25/2040	3,836,602	525,288
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	4,215,531	625,088
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	20,638,268	3,784,140
"PG", Series 2005-27, 5.5%, 4/25/2035	6,897,596	8,044,414
"OM", Series 2005-87, 5.5%, 10/25/2035	7,908,442	8,945,490
"LA", Series 2005-83, 5.5%, 10/25/2035	6,932,616	7,949,886
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	8,224,944	1,348,756
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	10,944,295	2,250,413
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	9,025,415	1,835,056
"UC", Series 2005-79, 5.75%, 9/25/2035	6,306,281	7,164,203
"PG", Series 2006-103, 6.0%, 10/25/2036	5,344,070	6,112,067
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	218,530	57,762
"QM", Series 2006-44, 6.5%, 6/25/2036	10,172,728	11,716,097
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	780,118
Government National Mortgage Association:
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 0.422% *, 3/20/2043	9,477,626	9,494,335
"FA", Series 2013-111, 1-month USD-LIBOR + 0.300%, 0.452% *, 7/20/2043	12,937,370	12,975,515
"FK", Series 2013-113, 1-month USD-LIBOR + 0.350%, 0.502% *, 8/20/2043	8,051,638	8,092,850
"KF", Series 2011-74, 1-month USD-LIBOR + 0.400%, 0.553% *, 6/16/2039	9,674,093	9,746,890
"EF", Series 2013-124, 1-month USD-LIBOR + 0.500%, 0.652% *, 4/20/2039	3,336,407	3,347,408
"SA", Series 2019-128, Interest Only, 2.850% minus 1-month USD-LIBOR, 2.698% *, 10/20/2049	51,860,222	4,505,056
"CI", Series 2015-74, Interest Only, 3.0%, 10/16/2039	6,646,019	347,367
"WZ", Series 2014-99, 3.0%, 7/16/2044	9,763,745	10,939,937
"BW", Series 2014-119, 3.0%, 8/20/2044	4,587,019	5,164,354
"MT", Series 2015-92, 3.0%, 1/20/2045	10,000,000	11,283,763
"Q", Series 2015-141, 3.0%, 7/20/2045	7,806,232	8,223,301
"PY", Series 2015-123, 3.0%, 9/20/2045	10,688,000	12,043,543
"BL", Series 2017-85, 3.0%, 8/20/2046	5,888,857	6,412,514
"YP", Series 2017-93, 3.0%, 2/20/2047	3,495,516	3,873,390
"ML", Series 2017-66, 3.0%, 4/20/2047	4,135,000	4,533,282
"DZ", Series 2017-65, 3.0%, 4/20/2047	2,611,987	2,785,359
"MZ", Series 2017-96, 3.0%, 6/20/2047	2,702,005	2,891,640
"GT", Series 2017-113, 3.0%, 7/20/2047	5,731,733	6,378,726
"JZ", Series 2017-110, 3.0%, 7/20/2047	3,877,285	4,139,728
"KC", Series 2017-155, 3.0%, 10/20/2047	3,605,708	4,096,047
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,637,706	97,225
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	1,738,102	13,862
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	11,909,349	1,796,593
"PY", Series 2018-49, 3.5%, 4/20/2048	3,951,000	4,518,126
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,592,826
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	9,117,285	199,734
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,083,739	153,915
"ZC", Series 2003-86, 4.5%, 10/20/2033	472,290	512,219
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,857,948	2,165,503
"S", Series 2013-134, Interest Only, 5.600% minus 1-month USD-LIBOR, 5.448% *, 9/20/2043	12,682,152	2,496,134
"PC", Series 2003-19, 5.5%, 3/16/2033	1,047,714	1,204,201
"Z", Series 2006-12, 5.5%, 3/20/2036	146,026	183,364
"DZ", Series 2009-106, 5.5%, 11/20/2039	266,380	355,109
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	4,820,725	958,075
"SL", Series 2013-99, Interest Only, 6.150% minus 1-month USD-LIBOR, 5.998% *, 3/20/2043	21,086,832	3,218,477
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	315,915	69,171
"SJ", Series 2013-169, Interest Only, 6.250% minus 1-month USD-LIBOR, 6.098% *, 1/20/2043	10,436,744	1,195,027
"AS", Series 2018-124, Interest Only, 6.250% minus 1-month USD-LIBOR, 6.098% *, 9/20/2048	11,925,466	2,672,404
"SG", Series 2017-60, Interest Only, 6.470% minus 1-month USD-LIBOR, 6.318% *, 2/20/2038	12,842,925	2,782,271
"SD", Series 2017-60, Interest Only, 6.520% minus 1-month USD-LIBOR, 6.368% *, 2/20/2038	7,729,711	1,685,819
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	493,298	104,156
"SB", Series 2014-81, 16.400% minus 1-month USD-LIBOR, 15.781% *, 6/20/2044	435,547	526,352
JPMorgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.95% *, 7/25/2050	3,844,219	3,847,103
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.05% *, 5/25/2050	6,555,599	6,563,406
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	3,057,987	3,075,358
"A6", Series 2017-4, 144A, 3.0%, 11/25/2048	588,321	589,929
"A5", Series 2017-4, 144A, 3.5%, 11/25/2048	732,656	733,529
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	8,638,487	8,745,579
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	3,436,946	3,463,224
Sequoia Mortgage Trust, "A1", Series 2019-CH1, 144A, 4.5%, 3/25/2049	6,519,662	6,679,760
Total Collateralized Mortgage Obligations (Cost $275,737,921)		290,163,783
U.S. Government Agency Sponsored Pass-Throughs 0.9%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	95,677	112,967
Federal National Mortgage Association:
3.0%, 2/1/2047	9,599,798	10,237,365
4.0%, 9/1/2040	387,360	426,668
5.0%, 7/1/2044	2,010,717	2,336,063
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $12,915,251)		13,113,063
Municipal Bonds and Notes 0.2%
New Jersey, Turnpike Authority Revenue, Series F, 2.536%, 1/1/2021 (Cost $2,865,390)	2,850,000	2,850,000
Government & Agency Obligations 1.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.098% **, 7/15/2021	5,000,000	4,997,767
0.119% **, 8/12/2021 (b)	1,000,000	999,471
0.142% **, 6/17/2021 (c)	9,300,000	9,296,505
Total Government & Agency Obligations (Cost $15,290,496)		15,293,743
	Shares	Value ($)
Cash Equivalents 14.7%
DWS Central Cash Management Government Fund, 0.08% (d) (Cost $208,549,722)	208,549,722	208,549,722
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,999,624,638)	143.6	2,035,964,298
Other Assets and Liabilities, Net	(43.6)	(617,714,523)
Net Assets	100.0	1,418,249,775

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Cash Equivalents 14.7%
DWS Central Cash Management Government Fund, 0.08% (d)
244,064,015	451,074,879	486,589,172	—	—	46,993	—	208,549,722	208,549,722

*	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)	At December 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(c)	At December 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	3/22/2021	175	37,882,499	37,373,438	(509,061)

At December 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/31/2021	485	107,081,530	107,173,634	(92,104)
5 Year U.S. Treasury Note	USD	3/31/2021	672	84,560,879	84,782,250	(221,371)
U.S. Treasury Long Bond	USD	3/22/2021	882	154,209,533	152,751,375	1,458,158
Ultra 10 Year U.S. Treasury Note	USD	3/22/2021	240	37,650,961	37,526,250	124,711
Total net unrealized appreciation						1,269,394

At December 31, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed - 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/21/2019 2/21/2023	15,800,000	USD	(790,346)	—	(790,346)
Fixed - 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/30/2019 5/31/2022	7,700,000	USD	(219,055)	—	(219,055)
Fixed - 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	13,100,000	USD	(2,181,796)	—	(2,181,796)
Total unrealized depreciation							(3,191,197)

LIBOR: London Interbank Offered Rate; 3-month rate as of December 31, 2020 is 0.238%.

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,215,822,806	$—	$1,215,822,806
Asset-Backed	—	285,850,926	—	285,850,926
Commercial Mortgage-Backed Securities	—	4,320,255	—	4,320,255
Collateralized Mortgage Obligations	—	290,163,783	—	290,163,783
U.S. Government Agency Sponsored Pass-Throughs	—	13,113,063	—	13,113,063
Municipal Bonds and Notes	—	2,850,000	—	2,850,000
Government & Agency Obligations	—	15,293,743	—	15,293,743
Short-Term Investments	208,549,722	—	—	208,549,722
Derivatives (f)
Futures Contracts	1,582,869	—	—	1,582,869
Total	$210,132,591	$1,827,414,576	$—	$2,037,547,167
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(822,536)	$—	$—	$(822,536)
Interest Rate Swap Contracts	—	(3,191,197)	—	(3,191,197)
Total	$(822,536)	$(3,412,568)	$—	$(4,013,733)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures Contracts	Swaps Contracts
Interest Rate Contracts	$ 760,333	$ (3,191,197)

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

GNMA-PH1

R-080548-1 (1/23)